Trade Receivables (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member] | Retail outlet customers [Member]
Trade Receivables [Line Items]
Credit terms	30 days	30 days
Bottom of range [member] | Industrial business customers [Member]
Trade Receivables [Line Items]
Credit terms	30 days	30 days
Top of range [member] | Retail outlet customers [Member]
Trade Receivables [Line Items]
Credit terms	60 days	60 days
Top of range [member] | Industrial business customers [Member]
Trade Receivables [Line Items]
Credit terms	104 days	104 days